Pensions and Other Post Employment Benefit Plans - Changes in the Fair Value of Plan Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at 1 January	SFr 4,821
Fair value of plan assets at December 31,	6,403	SFr 4,821
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets at 1 January	4,821	4,159
Expected return	26	6
Contributions by employer	429	289
Contributions by employees	185	126
Benefits paid from plan assets	(770)	(1,479)
Contributions paid by participants	1,686	1,702
Actuarial gains / (losses)	26	18
Fair value of plan assets at December 31,	SFr 6,403	SFr 4,821